Confidential Submission

Pursuant to Title I, Section 106 under the

Jumpstart Our Business Startups Act

and Section 6(e) of the

Securities Act of 1933

September 4, 2012

CONFIDENTIAL SUBMISSION

VIA EMAIL

Paul Dudek, Esq.

Chief, Office of International Corporate Finance

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Kofax Limited
Confidential Submission of Draft Registration Statement on Form F-1

Dear Mr. Dudek:

On behalf of Kofax Limited, a company organized under the laws of Bermuda (the “Company”), we hereby confidentially submit a draft Registration Statement on Form F-1 (the “Registration Statement”) of the Company pursuant to the Jumpstart Our Business Startups Act (the “JOBS Act”) and Section 6(e) of the Securities Act of 1933, as amended (the “Securities Act”) for non-public review by the Staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement. A copy of the Registration Statement is enclosed with this letter.

The draft Registration Statement is being submitted pursuant to the Securities Act to register the issuance of the Company’s common shares, par value $0.001 per share, in anticipation of the Company’s proposed initial public offering (the “Offering”). It is currently intended that the Offering will be completed by December 2012.

Pursuant to the definition contained in Section 101(a) of the JOBS Act and Section 2(a)(19) of the Securities Act, the Company is an “emerging growth company” that had total annual gross revenues of less than $1,000,000,000 during its most recently completed fiscal year ended June 30, 2012. Therefore, the Company is permitted to make this confidential submission of the draft Registration Statement for review by the Staff, provided that the draft Registration Statement and all amendments thereto are publicly filed with the Commission not later than 21 days before the date on which the Company conducts a road show, as such term is defined in Rule 433(h)(4) under the Securities Act. As this is a confidential submission, the draft Registration Statement has not been signed.

U.S. Securities and Exchange Commission

September 4, 2012

Please direct all notices and communications with respect to the confidential submission to:

James Arnold, Jr., Chief Financial Officer

Kofax Limited

15211 Laguna Canyon Road

Irvine, California 92618

Telephone: (949) 783-1000

Facsimile: (949) 727-3511

with a copy to:

David S. Rosenthal, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Telephone: (212) 698-3500

Facsimile: (212) 698-3599

Kindly acknowledge your receipt of this confidential submission by date-stamping a copy of this letter and sending it to my attention, Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036.

If you have any questions regarding the confidential submission, please feel free to contact me at 212.698.3616 or david.rosenthal@dechert.com. Thank you for your cooperation and prompt attention to this matter.

Sincerely,

/s/ David S. Rosenthal

David S. Rosenthal

cc:	Reynolds C. Bish, Chief Executive Officer, Kofax Limited
James Arnold, Jr., Chief Financial Officer, Kofax Limited
Bradford Weller, Executive Vice President of Legal Affairs, General Counsel and
Company Secretary, Kofax Limited
Sean Geraghty, Esq., Dechert LLP
Carol Clarke, Esq., Conyers Dill & Pearman Limited
Thomas S. Levato, Esq., Goodwin Procter LLP
David Hales, Ernst & Young LLP (United Kingdom)